COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25.COMMITMENTS AND CONTINGENCIES

Commitments related to the development of the projects and products

The Group signed contracts relating to the purchase and installation of machinery and equipment, information technology systems and deployment of site clearance, construction of factories and development of products. The estimated commitment amount of these contracts as of December 31, 2024 was VND14,242.8 billion (USD585.3 million) (December 31, 2023: VND13,327.9 billion).

Commitments related to the minimum purchase commitment

The Group signed the contracts with certain suppliers to agree to the minimum purchase volume at which the Group committed and promised that the annual purchase volume from these suppliers is not lower than the quantity agreed upon by the two parties in the signed contract and/or other accompanying documents.

In case of short-fall purchase, the suppliers will reserve the right to revise the quotation and component pricing or are entitled to compensation from the Group. If the specified minimum quantities are not reached, the Group is relieved from the obligation when the necessary waivers are obtained.

The contingent liability pertains to a dispute between a subsidiary of the Group and a supplier

In 2024, a subsidiary of the Group terminated a contract for the procurement of machinery and equipment with the supplier. At the time of preparing the consolidated financial statements, the subsidiary was engaged in negotiations with the supplier to ascertain the potential costs associated with the termination of the contract.

Comeau v. VinFast Auto Ltd., et al., 1:24-cv-02750 (E.D.N.Y.)

On April 12, 2024, a putative shareholder, Jeremie Comeau, filed a class action lawsuit against our Company, our former and current Chief Executive Officer, our former and current Chief Financial Officer, and members of our Board of Directors (collectively, the “Comeau Defendants”) (the “Comeau Action”). the Plaintiff alleges that the Comeau Defendants made false and misleading statements in offering documents filed in June and July 2023, in connection with the Company’s public listing. The lawsuit purports to bring claims on behalf of investors in the Company who purchased securities (i) “pursuant and/or traceable to” the offering documents issued in connection with the August 14, 2023 merger among the Company, Black Spade Acquisition Co., and Neuvo Tech Limited, and/or (ii) “between August 15, 2023 and January 17, 2024.” The Plaintiff alleges that Comeau Defendants violated Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 thereunder, Section 20(a) of the Exchange Act, as well as Sections 11 and 15 of the Securities Act of 1933 (the “Securities Act”) and seek damages and other relief. On May 9, 2024, the Court granted the parties’ joint stipulation accepting service and postponing any necessary filings until after a Lead Plaintiff was selected by the Court. On November 1, 2024, the Court consolidated the Comeau and Qian cases into one and appointed the Nannicinis as Lead Plaintiffs, and their counsel, Robbins Geller, as lead counsel. On January 15, 2025, the Lead Plaintiffs filed their Amended Complaint, which, among other changes, removed our current Chief Financial Officer as a defendant. On January 22, 2025, Lead Plaintiffs filed a Corrected Amended Complaint adding an additional purchase certification from co-Lead Plaintiff Dr. Filippo Nannicini. In accordance with the Court’s rules, on March 17, 2025, the Comeau Defendants filed a letter setting forth the bases for their anticipated motion to dismiss and requesting a pre-motion conference with the Court, and Lead Plaintiffs filed a response on April 16, 2025. On March 18, 2025, the Court granted the Comeau Defendants’ request for a pre-motion conference, and the conference is scheduled for May 15, 2025. At this stage, the final outcome and therefore ultimate financial liability on account of this matter is unascertainable. Accordingly, no provision has been made in the Group’s consolidated financial statements.